Investment Objectives and Goals - The Chesapeake Growth Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.